AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2017.

No. 811-23161

No. 333-212032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

(Check appropriate box or boxes)

NuShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Office)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:	With a copy to:
Christopher M. Rohrbacher	Eric F. Fess	W. John McGuire
Vice President and Secretary	Chapman and Cutler LLP	Morgan, Lewis & Bockius LLP
333 West Wacker Drive	111 West Monroe Street	1111 Pennsylvania Avenue, NW
Chicago, IL 60606	Chicago, IL 60603	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485	☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485	☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485	☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 relates to the NuShares Enhanced Yield U.S. Aggregate Bond ETF and NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (together, the “Funds”), each a separate series of NuShares ETF Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 25 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 12th day of December 2017.

NUShares ETF TRUST

By:	/S/ CHRISTOPHER M. ROHRBACHER
Christopher M. Rohrbacher
Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			December 12, 2017

/S/ MARTIN Y.G. KREMENSTEIN MARTIN Y.G. KREMENSTEIN	Chief Administrative Officer (principal executive officer)

WILLIAM J. SCHNEIDER*	Trustee	ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:*	/S/ CHRISTOPHER M. ROHRBACHER CHRISTOPHER M. ROHRBACHER Attorney-in-Fact December 12, 2017
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERRENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*	The powers of attorney authorizing Christopher M. Rohrbacher, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibits (q)(i) and (q)(ii) to this Registration Statement.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase